RESERVE FOR LOSSES AND LAE - Schedule of Reconciliation Of Change In Net Ultimate Loss And Loss Adjustment Expense To Prior Year Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	$ 535
Prior Year Development Net of External Reinsurance After ADC Cessions	657	$ 1,300	$ (5)
Excess compensation for the uncertainty of future claims development	122
Reinsurance Treaty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance After ADC Cessions		$ (120)
Global Wholesale & Specialty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Excess compensation for the uncertainty of future claims development	36
Legacy Segment
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Excess compensation for the uncertainty of future claims development	86
Casualty Insurance | Reinsurance Treaty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	399
Casualty Insurance | Global Wholesale & Specialty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	71
Casualty Insurance | Legacy Segment
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	540
Property Insurance | Reinsurance Treaty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	(373)
Property Insurance | Global Wholesale & Specialty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	(55)
Property Insurance | Legacy Segment
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	(50)
Facultative Casualty Insurance | Global Wholesale & Specialty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	57
Facultative Property Insurance | Global Wholesale & Specialty
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Prior Year Development Net of External Reinsurance Before ADC Cessions	$ (55)